Quarterly Financial Data - Schedule of Quarterly Financial Data (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Interest Income	$ 11,443	$ 11,127	$ 11,025	$ 11,287	$ 11,357	$ 11,529	$ 11,757	$ 12,118	$ 44,881	$ 46,762
Net Interest Income	10,290	9,917	9,781	9,988	9,959	10,028	10,146	10,445	39,974	40,578
Net Income / (Loss)	$ 1,043	$ 1,566	$ 1,657	$ 1,913	$ 1,966	$ 1,384	$ 936	$ 1,293	$ 6,179	$ 5,579
Basic Earnings per Common Share	$ 0.09	$ 0.17	$ 0.18	$ 0.21	$ 0.22	$ 0.14	$ 0.08	$ 0.13	$ 0.65	$ 0.57
Diluted Earnings per Common Share	$ 0.08	$ 0.17	$ 0.18	$ 0.21	$ 0.22	$ 0.14	$ 0.08	$ 0.13	$ 0.64	$ 0.57